UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity
Dynamic StrategiesSM
Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 986.60	$ 3.21
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27
Class T
Actual	$ 1,000.00	$ 985.60	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Class B
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Dynamic Strategies
Actual	$ 1,000.00	$ 987.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class
Actual	$ 1,000.00	$ 988.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 18.7%	Domestic Equity 19.4%
Emerging Markets Equity 2.5%	Emerging Markets Equity 6.3%
High Yield Fixed-Income 5.2%	High Yield Fixed-Income 6.0%
International Equity 6.3%	International Equity 6.3%
Investment Grade Fixed-Income 22.2%	Investment Grade Fixed-Income 27.2%
Other 1.5%	Other 0.6%
Short-Term 14.2%	Short-Term 7.7%
Speciality* 29.4%	Speciality* 26.5%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of June 30, 2007	As of December 31, 2007
Equities 56.9%	Equities 58.5%
Bonds 27.4%	Bonds 33.2%
Short-Term and Other 15.7%	Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.9%
	Shares	Value
Diversified Emerging Markets Funds - 2.1%
Fidelity Emerging Markets Fund (b)	25,151	$ 746,990
iShares MSCI Emerging Markets Index ETF	5,100	691,458
SPDR S&P BRIC 40 ETF	8,975	268,353
SPDR S&P Emerging Middle East & Africa ETF	7,500	488,475
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,195,276
Europe Stock Funds - 1.3%
Fidelity Europe Fund (b)	15,295	587,017
Market Vectors Russia ETF	10,644	577,118
SPDR S&P Emerging Europe ETF	3,300	215,820
TOTAL EUROPE STOCK FUNDS		1,379,955
Foreign Large Blend Funds - 1.3%
Fidelity Canada Fund (b)	6,791	432,382
iShares MSCI EAFE Index ETF	12,700	872,490
TOTAL FOREIGN LARGE BLEND FUNDS		1,304,872
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	94,998
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	28,737	364,959
Japan Stock Funds - 0.5%
Fidelity Japan Fund (b)	36,832	492,441
Large Blend Funds - 14.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	206,045	2,120,199
Fidelity Disciplined Equity Fund (b)	112,836	2,951,798
Fidelity Mega Cap Stock Fund (b)	342,213	3,391,332
Fidelity Select Consumer Staples Portfolio (b)	25,970	1,558,478
Fidelity Select Industrials Portfolio (b)	88,012	1,763,753
iShares Dow Jones US Consumer Services Sector Index ETF	7,400	404,780
PowerShares Buyback Achievers ETF	8,000	169,520
Rydex Russell Top 50 ETF	10,000	933,900
S&P Depositary Receipts Trust unit Series 1 ETF	16,800	2,147,040
TOTAL LARGE BLEND FUNDS		15,440,800
Equity Funds - continued
	Shares	Value
Large Growth Funds - 1.9%
Fidelity Blue Chip Growth Fund (b)	17,640	$ 698,546
Fidelity Select Consumer Discretionary Portfolio (b)	69,630	1,242,902
TOTAL LARGE GROWTH FUNDS		1,941,448
Latin America Stock Funds - 1.1%
Fidelity Latin America Fund (b)	6,523	435,742
iShares MSCI Brazil Index ETF	7,400	662,966
TOTAL LATIN AMERICA STOCK FUNDS		1,098,708
Mid-Cap Blend Funds - 1.6%
Fidelity Leveraged Company Stock Fund (b)	15,769	546,250
Fidelity Select Defense & Aerospace Portfolio (b)	7,783	507,071
iShares Dow Jones U.S. Home Construction Index ETF	31,800	454,104
Market Vectors Environmental Services ETF	3,300	172,821
TOTAL MID-CAP BLEND FUNDS		1,680,246
Pacific Asia ex-Japan Stock Funds - 1.4%
Fidelity China Region Fund (b)	13,683	360,409
iPath MSCI India Index ETN (a)	6,110	320,958
iShares MSCI Australia Index ETF	6,550	174,820
iShares MSCI Hong Kong Index ETF	10,200	172,686
iShares MSCI South Korea Index ETF	2,783	142,434
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Taiwan Index ETF	9,200	129,996
SPDR S&P China ETF	2,300	155,480
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,456,783
Small Growth Funds - 0.3%
PowerShares Cleantech ETF (a)	9,455	315,513
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	12,006	488,523
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 3.1%
Fidelity Select Financial Services Portfolio (b)	32,134	$ 2,184,773
iShares Dow Jones U.S. Regional Banks Index ETF	12,600	334,908
iShares Dow Jones US Broker-Dealers Index ETF	9,800	326,830
iShares Dow Jones US Financial Sector Index ETF	4,900	332,661
TOTAL SPECIALTY FUNDS - FINANCIAL		3,179,172
Specialty Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	9,336	608,821
Fidelity Select Health Care Portfolio (b)	17,415	1,803,530
SPDR S&P Biotech ETF	11,521	662,458
TOTAL SPECIALTY FUNDS - HEALTH		3,074,809
Specialty Funds - Natural Resources - 13.9%
Claymore Oil Sands Sector ETF	6,342	185,715
Claymore S&P Global Water Index ETF	11,000	260,150
Fidelity Select Energy Portfolio (b)	32,782	2,492,743
Fidelity Select Energy Services Portfolio (b)	5,285	620,582
Fidelity Select Materials Portfolio (b)	9,829	605,347
Fidelity Select Natural Gas Portfolio (b)	13,336	748,659
First Trust ISE Water Index Fund	8,300	182,351
First Trust ISE-Revere Natural Gas Index Fund ETF	12,300	387,450
GreenHaven Continuous Commodity Index ETF (a)	17,500	645,225
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	25,000	490,509
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	11,200	511,134
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	4,700	404,999
iShares S&P North American Natural Resources Sector Index ETF	309	47,336
Market Vectors Coal ETF (a)	7,607	441,206
Market Vectors Global Alternative Energy ETF	5,700	291,555
Market Vectors Nuclear Energy ETF	2,258	77,246
Market Vectors Solar Energy ETF (a)	3,200	123,808
Market Vectors Steel ETF	2,650	280,582
PowerShares Global Clean Energy ETF	8,100	222,507
PowerShares Global Water ETF	17,000	366,010
PowerShares Water Resources Portfolio ETF	13,800	287,040
PowerShares WilderHill Clean Energy ETF	13,100	258,070
PowerShares WilderHill Progressive Energy ETF	8,000	234,720
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
SPDR Oil & Gas Equipment & Services ETF	8,600	$ 439,202
SPDR S&P Oil & Gas Exploration & Production ETF	5,800	406,000
United States 12 Month Oil Fund LP ETF (a)	9,999	839,216
United States Natural Gas Fund LP ETF (a)	22,000	1,381,820
United States Oil Fund LP ETF (a)	10,000	1,136,000
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		14,367,182
Specialty Funds - Precious Metals - 1.1%
Fidelity Select Gold Portfolio (b)	11,643	506,688
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	13,900	278,450
Market Vectors Gold Miners ETF	6,924	335,329
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,120,467
Specialty Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF	6,700	440,860
Fidelity International Real Estate Fund (b)	32,869	356,957
Fidelity Real Estate Income Fund (b)	44,647	425,044
Fidelity Real Estate Investment Portfolio (b)	16,790	428,147
iShares FTSE NAREIT Residential Index ETF	3,000	115,350
SPDR DJ Wilshire Global Real Estate ETF	3,000	131,850
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,898,208
Specialty Funds - Technology - 3.8%
Fidelity Select Software & Computer Services Portfolio (a)(b)	6,042	427,004
Fidelity Select Technology Portfolio (a)(b)	35,197	2,409,961
iShares Dow Jones US Technology Sector Index ETF	14,000	759,220
SPDR S&P Semiconductor ETF	7,700	323,400
TOTAL SPECIALTY FUNDS - TECHNOLOGY		3,919,585
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	16,645	1,035,803
iShares S&P Global Infrastructure Index ETF	4,000	177,160
iShares S&P Global Utilities Sector Index ETF	6,600	427,614
SPDR FTSE Macquarie Global Infrastructure 100 ETF	10,700	619,851
TOTAL SPECIALTY FUNDS - UTILITIES		2,260,428
Equity Funds - continued
	Shares	Value
World Stock Funds - 0.7%
iShares S&P Global Consumer Staples Sector Index ETF	5,287	$ 294,909
Market Vectors Agribusiness ETF	7,643	471,038
TOTAL WORLD STOCK FUNDS		765,947
TOTAL EQUITY FUNDS (Cost $60,315,621)		58,840,320
Fixed-Income Funds - 27.4%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	164,395	1,545,315
Conservative Allocation Funds - 2.6%
Fidelity Strategic Real Return Fund (b)	253,141	2,675,700
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (b)	160,691	2,291,454
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (b)	183,569	1,534,639
Inflation-Protected Bond Funds - 8.6%
Fidelity Inflation Protected Bond Fund (b)	787,451	8,921,820
Intermediate-Term Bond Funds - 11.0%
Fidelity Investment Grade Bond Fund (b)	1,341,342	9,335,741
iShares Lehman Aggregate Bond ETF	20,000	2,008,000
TOTAL INTERMEDIATE-TERM BOND FUNDS		11,343,741
TOTAL FIXED-INCOME FUNDS (Cost $28,542,837)		28,312,669
Other - 1.5%

World Bond Funds - 1.5%
CurrencyShares Australian Dollar Trust ETF	1,018	98,206
CurrencyShares Canadian Dollar Trust ETF	898	88,184
CurrencyShares Euro Trust ETF	269	42,459
CurrencyShares Japanese Yen Trust ETF (a)	821	77,125
CurrencyShares Mexican Peso Trust ETF	560	54,566
CurrencyShares Swiss Franc Trust ETF	575	56,344
PowerShares DB US Dollar Index Bearish ETF	1,558	45,883
Other - continued
	Shares	Value
World Bond Funds - continued
SPDR DB International Government Inflation-Protected Bond ETF	11,500	$ 700,580
WisdomTree Dreyfus Brazilian Real ETF (a)	5,400	143,586
WisdomTree Dreyfus Chinese Yuan ETF (a)	5,400	137,916
WisdomTree Dreyfus Indian Rupee ETF (a)	5,400	131,112
TOTAL OTHER (Cost $1,552,598)		1,575,961
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,535,000)	$ 2,535,000	2,535,000
Short-Term Funds - 11.7%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $12,113,728)	12,113,728	12,113,728
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $105,059,784)		$ 103,377,678
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,535,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 539,327
Goldman, Sachs & Co.	243,196
ING Financial Markets LLC	917,719
Merrill Lynch Government Securities, Inc.	834,758
$ 2,535,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 2,205,234	$ 949	$ -	$ 2,120,199
Fidelity Blue Chip Growth Fund	444,481	431,850	132,914	-	698,546
Fidelity Canada Fund	169,084	249,810	8,132	-	432,382
Fidelity China Region Fund	142,380	265,421	8,747	-	360,409
Fidelity Disciplined Equity Fund	717,241	2,444,851	31,405	-	2,951,798
Fidelity Emerging Markets Fund	297,782	526,523	17,495	-	746,990
Fidelity Europe Fund	345,247	345,883	75,394	-	587,017
Fidelity Floating Rate High Income Fund	609,666	965,268	21,870	27,284	1,545,315
Fidelity High Income Fund	607,690	979,517	21,884	39,460	1,534,639
Fidelity Inflation Protected Bond Fund	3,642,705	5,216,858	35,939	46,327	8,921,820
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	15,083,571	4,573,690	77,434	12,113,728
Fidelity International Real Estate Fund	280,906	150,707	2,324	-	356,957
Fidelity International Small Cap Opportunities Fund	137,234	265,409	8,746	-	364,959
Fidelity Investment Grade Bond Fund	3,981,503	5,643,735	38,526	156,195	9,335,741
Fidelity Japan Fund	339,403	338,310	170,270	-	492,441
Fidelity Latin America Fund	148,712	266,295	8,748	-	435,742
Fidelity Leveraged Company Stock Fund	175,313	339,832	10,711	-	546,250
Fidelity Mega Cap Stock Fund	248,246	3,479,053	19,797	-	3,391,332
Fidelity New Markets Income Fund	917,387	1,459,004	25,333	45,985	2,291,454
Fidelity Real Estate Income Fund	299,331	159,822	2,325	8,361	425,044
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Real Estate Investment Portfolio	$ 277,123	$ 151,127	$ 2,322	$ 1,174	$ 428,147
Fidelity Select Biotechnology Portfolio	337,279	350,035	75,399	-	608,821
Fidelity Select Consumer Discretionary Portfolio	461,775	966,344	21,427	-	1,242,902
Fidelity Select Consumer Staples Portfolio	524,718	1,186,291	26,638	142	1,558,478
Fidelity Select Defense & Aerospace Portfolio	344,605	387,454	75,397	881	507,071
Fidelity Select Energy Portfolio	662,466	1,572,043	33,559	199	2,492,743
Fidelity Select Energy Services Portfolio	185,066	351,819	8,138	-	620,582
Fidelity Select Financial Services Portfolio	988,074	1,887,108	40,537	1,214	2,184,773
Fidelity Select Gold Portfolio	156,080	335,769	8,132	-	506,688
Fidelity Select Health Care Portfolio	631,545	1,395,956	29,736	1,227	1,803,530
Fidelity Select Industrials Portfolio	607,200	1,310,271	28,831	1,102	1,763,753
Fidelity Select Materials Portfolio	176,730	412,175	8,637	-	605,347
Fidelity Select Natural Gas Portfolio	16,861	683,538	49,842	-	748,659
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	59,918	-	427,004
Fidelity Select Technology Portfolio	852,533	1,793,003	38,922	-	2,409,961
Fidelity Select Telecommunications Portfolio	189,360	379,159	8,159	749	488,523
Fidelity Select Utilities Growth Portfolio	183,689	865,999	16,071	-	1,035,803
Fidelity Strategic Real Return Fund	1,072,188	1,538,539	41,242	19,631	2,675,700
Total	$ 23,137,681	$ 56,556,759	$ 5,788,106	$ 427,365	$ 71,761,248
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,377,678	$ 100,842,678	$ 2,535,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,535,000) - See accompanying schedule:
Unaffiliated Underlying Funds (cost $27,952,825)	$ 29,081,430
Affiliated Underlying Funds (cost $74,571,959)	71,761,248
Unaffiliated issuers (cost $2,535,000)	2,535,000
Total Investments (cost $105,059,784)		$ 103,377,678
Cash		310,651
Receivable for investments sold		1,131,686
Receivable for fund shares sold		666,727
Dividends receivable		107,341
Total assets		105,594,083

Liabilities
Payable for investments purchased	$ 2,154,707
Payable for fund shares redeemed	122,494
Accrued management fee	33,063
Distribution fees payable	5,087
Total liabilities		2,315,351

Net Assets		$ 103,278,732
Net Assets consist of:
Paid in capital		$ 104,284,895
Undistributed net investment income		430,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		244,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,681,529)
Net Assets		$ 103,278,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,888,135 ÷ 518,817 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($2,931,304 ÷ 311,547 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($1,442,892 ÷ 153,683 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,445,352 ÷ 260,508 shares)A	$ 9.39

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($87,666,666 ÷ 9,292,513 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,904,383 ÷ 413,815 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends From underlying funds:
Unaffiliated		$ 134,197
Affiliated		427,365
Interest		29,435
Total income		590,997

Expenses
Management fee	$ 173,644
Distribution fees	24,067
Independent trustees' compensation	127
Miscellaneous	15
Total expenses before reductions	197,853
Expense reductions	(35,759)	162,094
Net investment income (loss)		428,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	168,507
Affiliated	(135,157)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	(655)
Realized gain distributions from underlying affiliated funds	245,215
Total net realized gain (loss)		279,091
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,914)
Assets and liabilities in foreign currencies	577
Total change in net unrealized appreciation (depreciation)		(722,337)
Net gain (loss)		(443,246)
Net increase (decrease) in net assets resulting from operations		$ (14,343)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 428,903	$ 172,315
Net realized gain (loss)	279,091	485,304
Change in net unrealized appreciation (depreciation)	(722,337)	(959,192)
Net increase (decrease) in net assets resulting from operations	(14,343)	(301,573)
Distributions to shareholders from net investment income	-	(170,713)
Distributions to shareholders from net realized gain	(230,819)	(288,714)
Total distributions	(230,819)	(459,427)
Share transactions - net increase (decrease)	68,020,763	36,264,131
Total increase (decrease) in net assets	67,775,601	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $430,505 and undistributed net investment income of $1,602, respectively)	$ 103,278,732	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.13)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.42	$ 9.59
Total Return B, C, D	(1.34)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	1.05%A	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,888	$ 1,591
Portfolio turnover rateF	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.18)	(.35)
Total from investment operations	(.14)	(.29)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.12)
Net asset value, end of period	$ 9.41	$ 9.59
Total Return B, C, D	(1.44)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A
Expenses net of all reductions	.90%A	.90%A
Net investment income (loss)	.80%A	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,931	$ 1,358
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.98)%
Ratios to Average Net Assets G,I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443	$ 1,231
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,445	$ 1,425
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.12)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.43	$ 9.59
Total ReturnB, C	(1.23)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,667	$ 28,567
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.06	.07
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.11)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.44	$ 9.59
Total ReturnB, C	(1.13)%	(2.81)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,331
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,396,024
Unrealized depreciation	(5,129,562)
Net unrealized appreciation (depreciation)	$ (1,733,538)
Cost for federal income tax purposes	$ 105,111,216

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities(including the affiliated Underlying Fund shares), other than short-term securities aggregated $84,508,385 and $17,156,914, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 3,683	$ 1,838
Class T	.25%	.25%	5,138	2,940
Class B	.75%	.25%	6,336	6,230
Class C	.75%	.25%	8,910	8,274
			$ 24,067	$ 19,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,443
Class T	1,268
Class C*	40
$ 3,751

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $937 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $35,155.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $604.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007A
From net investment income
Class A	$ -	$ 7,363
Class T	-	5,694
Class B	-	4,058
Class C	-	4,995
Dynamic Strategies	-	141,886
Institutional Class	-	6,717
Total	$ -	$ 170,713
From net realized gain
Class A	$ 8,672	$ 13,090
Class T	8,282	11,110
Class B	5,301	10,144
Class C	6,393	11,752
Dynamic Strategies	193,401	231,651
Institutional Class	8,770	10,967
Total	$ 230,819	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007A	Six months ended June 30, 2008	Year ended December 31, 2007A
Class A
Shares sold	375,399	163,734	$ 3,535,268	$ 1,624,963
Reinvestment of distributions	891	2,128	8,030	20,453
Shares redeemed	(23,335)	-	(219,161)	-
Net increase (decrease)	352,955	165,862	$ 3,324,137	$ 1,645,416
Class T
Shares sold	172,573	139,900	$ 1,629,706	$ 1,393,110
Reinvestment of distributions	826	1,749	7,437	16,804
Shares redeemed	(3,501)	-	(32,548)	-
Net increase (decrease)	169,898	141,649	$ 1,604,595	$ 1,409,914
Class B
Shares sold	24,980	126,797	$ 237,858	$ 1,267,319
Reinvestment of distributions	589	1,474	5,301	14,184
Shares redeemed	(157)	-	(1,489)	-
Net increase (decrease)	25,412	128,271	$ 241,670	$ 1,281,503
Class C
Shares sold	112,517	146,905	$ 1,057,371	$ 1,461,264
Reinvestment of distributions	675	1,705	6,078	16,383
Shares redeemed	(1,294)	-	(12,199)	-
Net increase (decrease)	111,898	148,610	$ 1,051,250	$ 1,477,647
Dynamic Strategies
Shares sold	7,429,076	2,984,859	$ 69,670,188	$ 29,128,984
Reinvestment of distributions	18,042	30,602	162,560	294,088
Shares redeemed	(1,133,114)	(36,952)	(10,625,794)	(357,083)
Net increase (decrease)	6,314,004	2,978,509	$ 59,206,954	$ 29,065,989
Institutional Class
Shares sold	283,281	137,083	$ 2,670,458	$ 1,367,175
Reinvestment of distributions	776	1,716	6,989	16,487
Shares redeemed	(9,041)	-	(85,290)	-
Net increase (decrease)	275,016	138,799	$ 2,592,157	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 63% means that 37% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Dynamic Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMRC and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMRC or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DYS-USAN-0808
1.852675.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Class A, Class T, Class B and Class C

Semiannual Report

June 30, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 986.60	$ 3.21
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27
Class T
Actual	$ 1,000.00	$ 985.60	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Class B
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Dynamic Strategies
Actual	$ 1,000.00	$ 987.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class
Actual	$ 1,000.00	$ 988.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 18.7%	Domestic Equity 19.4%
Emerging Markets Equity 2.5%	Emerging Markets Equity 6.3%
High Yield Fixed-Income 5.2%	High Yield Fixed-Income 6.0%
International Equity 6.3%	International Equity 6.3%
Investment Grade Fixed-Income 22.2%	Investment Grade Fixed-Income 27.2%
Other 1.5%	Other 0.6%
Short-Term 14.2%	Short-Term 7.7%
Speciality* 29.4%	Speciality* 26.5%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of June 30, 2007	As of December 31, 2007
Equities 56.9%	Equities 58.5%
Bonds 27.4%	Bonds 33.2%
Short-Term and Other 15.7%	Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.9%
	Shares	Value
Diversified Emerging Markets Funds - 2.1%
Fidelity Emerging Markets Fund (b)	25,151	$ 746,990
iShares MSCI Emerging Markets Index ETF	5,100	691,458
SPDR S&P BRIC 40 ETF	8,975	268,353
SPDR S&P Emerging Middle East & Africa ETF	7,500	488,475
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,195,276
Europe Stock Funds - 1.3%
Fidelity Europe Fund (b)	15,295	587,017
Market Vectors Russia ETF	10,644	577,118
SPDR S&P Emerging Europe ETF	3,300	215,820
TOTAL EUROPE STOCK FUNDS		1,379,955
Foreign Large Blend Funds - 1.3%
Fidelity Canada Fund (b)	6,791	432,382
iShares MSCI EAFE Index ETF	12,700	872,490
TOTAL FOREIGN LARGE BLEND FUNDS		1,304,872
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	94,998
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	28,737	364,959
Japan Stock Funds - 0.5%
Fidelity Japan Fund (b)	36,832	492,441
Large Blend Funds - 14.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	206,045	2,120,199
Fidelity Disciplined Equity Fund (b)	112,836	2,951,798
Fidelity Mega Cap Stock Fund (b)	342,213	3,391,332
Fidelity Select Consumer Staples Portfolio (b)	25,970	1,558,478
Fidelity Select Industrials Portfolio (b)	88,012	1,763,753
iShares Dow Jones US Consumer Services Sector Index ETF	7,400	404,780
PowerShares Buyback Achievers ETF	8,000	169,520
Rydex Russell Top 50 ETF	10,000	933,900
S&P Depositary Receipts Trust unit Series 1 ETF	16,800	2,147,040
TOTAL LARGE BLEND FUNDS		15,440,800
Equity Funds - continued
	Shares	Value
Large Growth Funds - 1.9%
Fidelity Blue Chip Growth Fund (b)	17,640	$ 698,546
Fidelity Select Consumer Discretionary Portfolio (b)	69,630	1,242,902
TOTAL LARGE GROWTH FUNDS		1,941,448
Latin America Stock Funds - 1.1%
Fidelity Latin America Fund (b)	6,523	435,742
iShares MSCI Brazil Index ETF	7,400	662,966
TOTAL LATIN AMERICA STOCK FUNDS		1,098,708
Mid-Cap Blend Funds - 1.6%
Fidelity Leveraged Company Stock Fund (b)	15,769	546,250
Fidelity Select Defense & Aerospace Portfolio (b)	7,783	507,071
iShares Dow Jones U.S. Home Construction Index ETF	31,800	454,104
Market Vectors Environmental Services ETF	3,300	172,821
TOTAL MID-CAP BLEND FUNDS		1,680,246
Pacific Asia ex-Japan Stock Funds - 1.4%
Fidelity China Region Fund (b)	13,683	360,409
iPath MSCI India Index ETN (a)	6,110	320,958
iShares MSCI Australia Index ETF	6,550	174,820
iShares MSCI Hong Kong Index ETF	10,200	172,686
iShares MSCI South Korea Index ETF	2,783	142,434
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Taiwan Index ETF	9,200	129,996
SPDR S&P China ETF	2,300	155,480
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,456,783
Small Growth Funds - 0.3%
PowerShares Cleantech ETF (a)	9,455	315,513
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	12,006	488,523
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 3.1%
Fidelity Select Financial Services Portfolio (b)	32,134	$ 2,184,773
iShares Dow Jones U.S. Regional Banks Index ETF	12,600	334,908
iShares Dow Jones US Broker-Dealers Index ETF	9,800	326,830
iShares Dow Jones US Financial Sector Index ETF	4,900	332,661
TOTAL SPECIALTY FUNDS - FINANCIAL		3,179,172
Specialty Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	9,336	608,821
Fidelity Select Health Care Portfolio (b)	17,415	1,803,530
SPDR S&P Biotech ETF	11,521	662,458
TOTAL SPECIALTY FUNDS - HEALTH		3,074,809
Specialty Funds - Natural Resources - 13.9%
Claymore Oil Sands Sector ETF	6,342	185,715
Claymore S&P Global Water Index ETF	11,000	260,150
Fidelity Select Energy Portfolio (b)	32,782	2,492,743
Fidelity Select Energy Services Portfolio (b)	5,285	620,582
Fidelity Select Materials Portfolio (b)	9,829	605,347
Fidelity Select Natural Gas Portfolio (b)	13,336	748,659
First Trust ISE Water Index Fund	8,300	182,351
First Trust ISE-Revere Natural Gas Index Fund ETF	12,300	387,450
GreenHaven Continuous Commodity Index ETF (a)	17,500	645,225
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	25,000	490,509
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	11,200	511,134
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	4,700	404,999
iShares S&P North American Natural Resources Sector Index ETF	309	47,336
Market Vectors Coal ETF (a)	7,607	441,206
Market Vectors Global Alternative Energy ETF	5,700	291,555
Market Vectors Nuclear Energy ETF	2,258	77,246
Market Vectors Solar Energy ETF (a)	3,200	123,808
Market Vectors Steel ETF	2,650	280,582
PowerShares Global Clean Energy ETF	8,100	222,507
PowerShares Global Water ETF	17,000	366,010
PowerShares Water Resources Portfolio ETF	13,800	287,040
PowerShares WilderHill Clean Energy ETF	13,100	258,070
PowerShares WilderHill Progressive Energy ETF	8,000	234,720
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
SPDR Oil & Gas Equipment & Services ETF	8,600	$ 439,202
SPDR S&P Oil & Gas Exploration & Production ETF	5,800	406,000
United States 12 Month Oil Fund LP ETF (a)	9,999	839,216
United States Natural Gas Fund LP ETF (a)	22,000	1,381,820
United States Oil Fund LP ETF (a)	10,000	1,136,000
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		14,367,182
Specialty Funds - Precious Metals - 1.1%
Fidelity Select Gold Portfolio (b)	11,643	506,688
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	13,900	278,450
Market Vectors Gold Miners ETF	6,924	335,329
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,120,467
Specialty Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF	6,700	440,860
Fidelity International Real Estate Fund (b)	32,869	356,957
Fidelity Real Estate Income Fund (b)	44,647	425,044
Fidelity Real Estate Investment Portfolio (b)	16,790	428,147
iShares FTSE NAREIT Residential Index ETF	3,000	115,350
SPDR DJ Wilshire Global Real Estate ETF	3,000	131,850
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,898,208
Specialty Funds - Technology - 3.8%
Fidelity Select Software & Computer Services Portfolio (a)(b)	6,042	427,004
Fidelity Select Technology Portfolio (a)(b)	35,197	2,409,961
iShares Dow Jones US Technology Sector Index ETF	14,000	759,220
SPDR S&P Semiconductor ETF	7,700	323,400
TOTAL SPECIALTY FUNDS - TECHNOLOGY		3,919,585
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	16,645	1,035,803
iShares S&P Global Infrastructure Index ETF	4,000	177,160
iShares S&P Global Utilities Sector Index ETF	6,600	427,614
SPDR FTSE Macquarie Global Infrastructure 100 ETF	10,700	619,851
TOTAL SPECIALTY FUNDS - UTILITIES		2,260,428
Equity Funds - continued
	Shares	Value
World Stock Funds - 0.7%
iShares S&P Global Consumer Staples Sector Index ETF	5,287	$ 294,909
Market Vectors Agribusiness ETF	7,643	471,038
TOTAL WORLD STOCK FUNDS		765,947
TOTAL EQUITY FUNDS (Cost $60,315,621)		58,840,320
Fixed-Income Funds - 27.4%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	164,395	1,545,315
Conservative Allocation Funds - 2.6%
Fidelity Strategic Real Return Fund (b)	253,141	2,675,700
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (b)	160,691	2,291,454
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (b)	183,569	1,534,639
Inflation-Protected Bond Funds - 8.6%
Fidelity Inflation Protected Bond Fund (b)	787,451	8,921,820
Intermediate-Term Bond Funds - 11.0%
Fidelity Investment Grade Bond Fund (b)	1,341,342	9,335,741
iShares Lehman Aggregate Bond ETF	20,000	2,008,000
TOTAL INTERMEDIATE-TERM BOND FUNDS		11,343,741
TOTAL FIXED-INCOME FUNDS (Cost $28,542,837)		28,312,669
Other - 1.5%

World Bond Funds - 1.5%
CurrencyShares Australian Dollar Trust ETF	1,018	98,206
CurrencyShares Canadian Dollar Trust ETF	898	88,184
CurrencyShares Euro Trust ETF	269	42,459
CurrencyShares Japanese Yen Trust ETF (a)	821	77,125
CurrencyShares Mexican Peso Trust ETF	560	54,566
CurrencyShares Swiss Franc Trust ETF	575	56,344
PowerShares DB US Dollar Index Bearish ETF	1,558	45,883
Other - continued
	Shares	Value
World Bond Funds - continued
SPDR DB International Government Inflation-Protected Bond ETF	11,500	$ 700,580
WisdomTree Dreyfus Brazilian Real ETF (a)	5,400	143,586
WisdomTree Dreyfus Chinese Yuan ETF (a)	5,400	137,916
WisdomTree Dreyfus Indian Rupee ETF (a)	5,400	131,112
TOTAL OTHER (Cost $1,552,598)		1,575,961
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,535,000)	$ 2,535,000	2,535,000
Short-Term Funds - 11.7%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $12,113,728)	12,113,728	12,113,728
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $105,059,784)		$ 103,377,678
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,535,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 539,327
Goldman, Sachs & Co.	243,196
ING Financial Markets LLC	917,719
Merrill Lynch Government Securities, Inc.	834,758
$ 2,535,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 2,205,234	$ 949	$ -	$ 2,120,199
Fidelity Blue Chip Growth Fund	444,481	431,850	132,914	-	698,546
Fidelity Canada Fund	169,084	249,810	8,132	-	432,382
Fidelity China Region Fund	142,380	265,421	8,747	-	360,409
Fidelity Disciplined Equity Fund	717,241	2,444,851	31,405	-	2,951,798
Fidelity Emerging Markets Fund	297,782	526,523	17,495	-	746,990
Fidelity Europe Fund	345,247	345,883	75,394	-	587,017
Fidelity Floating Rate High Income Fund	609,666	965,268	21,870	27,284	1,545,315
Fidelity High Income Fund	607,690	979,517	21,884	39,460	1,534,639
Fidelity Inflation Protected Bond Fund	3,642,705	5,216,858	35,939	46,327	8,921,820
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	15,083,571	4,573,690	77,434	12,113,728
Fidelity International Real Estate Fund	280,906	150,707	2,324	-	356,957
Fidelity International Small Cap Opportunities Fund	137,234	265,409	8,746	-	364,959
Fidelity Investment Grade Bond Fund	3,981,503	5,643,735	38,526	156,195	9,335,741
Fidelity Japan Fund	339,403	338,310	170,270	-	492,441
Fidelity Latin America Fund	148,712	266,295	8,748	-	435,742
Fidelity Leveraged Company Stock Fund	175,313	339,832	10,711	-	546,250
Fidelity Mega Cap Stock Fund	248,246	3,479,053	19,797	-	3,391,332
Fidelity New Markets Income Fund	917,387	1,459,004	25,333	45,985	2,291,454
Fidelity Real Estate Income Fund	299,331	159,822	2,325	8,361	425,044
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Real Estate Investment Portfolio	$ 277,123	$ 151,127	$ 2,322	$ 1,174	$ 428,147
Fidelity Select Biotechnology Portfolio	337,279	350,035	75,399	-	608,821
Fidelity Select Consumer Discretionary Portfolio	461,775	966,344	21,427	-	1,242,902
Fidelity Select Consumer Staples Portfolio	524,718	1,186,291	26,638	142	1,558,478
Fidelity Select Defense & Aerospace Portfolio	344,605	387,454	75,397	881	507,071
Fidelity Select Energy Portfolio	662,466	1,572,043	33,559	199	2,492,743
Fidelity Select Energy Services Portfolio	185,066	351,819	8,138	-	620,582
Fidelity Select Financial Services Portfolio	988,074	1,887,108	40,537	1,214	2,184,773
Fidelity Select Gold Portfolio	156,080	335,769	8,132	-	506,688
Fidelity Select Health Care Portfolio	631,545	1,395,956	29,736	1,227	1,803,530
Fidelity Select Industrials Portfolio	607,200	1,310,271	28,831	1,102	1,763,753
Fidelity Select Materials Portfolio	176,730	412,175	8,637	-	605,347
Fidelity Select Natural Gas Portfolio	16,861	683,538	49,842	-	748,659
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	59,918	-	427,004
Fidelity Select Technology Portfolio	852,533	1,793,003	38,922	-	2,409,961
Fidelity Select Telecommunications Portfolio	189,360	379,159	8,159	749	488,523
Fidelity Select Utilities Growth Portfolio	183,689	865,999	16,071	-	1,035,803
Fidelity Strategic Real Return Fund	1,072,188	1,538,539	41,242	19,631	2,675,700
Total	$ 23,137,681	$ 56,556,759	$ 5,788,106	$ 427,365	$ 71,761,248
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,377,678	$ 100,842,678	$ 2,535,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,535,000) - See accompanying schedule:
Unaffiliated Underlying Funds (cost $27,952,825)	$ 29,081,430
Affiliated Underlying Funds (cost $74,571,959)	71,761,248
Unaffiliated issuers (cost $2,535,000)	2,535,000
Total Investments (cost $105,059,784)		$ 103,377,678
Cash		310,651
Receivable for investments sold		1,131,686
Receivable for fund shares sold		666,727
Dividends receivable		107,341
Total assets		105,594,083

Liabilities
Payable for investments purchased	$ 2,154,707
Payable for fund shares redeemed	122,494
Accrued management fee	33,063
Distribution fees payable	5,087
Total liabilities		2,315,351

Net Assets		$ 103,278,732
Net Assets consist of:
Paid in capital		$ 104,284,895
Undistributed net investment income		430,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		244,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,681,529)
Net Assets		$ 103,278,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,888,135 ÷ 518,817 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($2,931,304 ÷ 311,547 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($1,442,892 ÷ 153,683 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,445,352 ÷ 260,508 shares)A	$ 9.39

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($87,666,666 ÷ 9,292,513 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,904,383 ÷ 413,815 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends From underlying funds:
Unaffiliated		$ 134,197
Affiliated		427,365
Interest		29,435
Total income		590,997

Expenses
Management fee	$ 173,644
Distribution fees	24,067
Independent trustees' compensation	127
Miscellaneous	15
Total expenses before reductions	197,853
Expense reductions	(35,759)	162,094
Net investment income (loss)		428,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	168,507
Affiliated	(135,157)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	(655)
Realized gain distributions from underlying affiliated funds	245,215
Total net realized gain (loss)		279,091
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,914)
Assets and liabilities in foreign currencies	577
Total change in net unrealized appreciation (depreciation)		(722,337)
Net gain (loss)		(443,246)
Net increase (decrease) in net assets resulting from operations		$ (14,343)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 428,903	$ 172,315
Net realized gain (loss)	279,091	485,304
Change in net unrealized appreciation (depreciation)	(722,337)	(959,192)
Net increase (decrease) in net assets resulting from operations	(14,343)	(301,573)
Distributions to shareholders from net investment income	-	(170,713)
Distributions to shareholders from net realized gain	(230,819)	(288,714)
Total distributions	(230,819)	(459,427)
Share transactions - net increase (decrease)	68,020,763	36,264,131
Total increase (decrease) in net assets	67,775,601	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $430,505 and undistributed net investment income of $1,602, respectively)	$ 103,278,732	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.13)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.42	$ 9.59
Total Return B, C, D	(1.34)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	1.05%A	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,888	$ 1,591
Portfolio turnover rateF	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.18)	(.35)
Total from investment operations	(.14)	(.29)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.12)
Net asset value, end of period	$ 9.41	$ 9.59
Total Return B, C, D	(1.44)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A
Expenses net of all reductions	.90%A	.90%A
Net investment income (loss)	.80%A	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,931	$ 1,358
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.98)%
Ratios to Average Net Assets G,I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443	$ 1,231
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,445	$ 1,425
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.12)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.43	$ 9.59
Total ReturnB, C	(1.23)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,667	$ 28,567
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.06	.07
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.11)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.44	$ 9.59
Total ReturnB, C	(1.13)%	(2.81)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,331
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,396,024
Unrealized depreciation	(5,129,562)
Net unrealized appreciation (depreciation)	$ (1,733,538)
Cost for federal income tax purposes	$ 105,111,216

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities(including the affiliated Underlying Fund shares), other than short-term securities aggregated $84,508,385 and $17,156,914, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 3,683	$ 1,838
Class T	.25%	.25%	5,138	2,940
Class B	.75%	.25%	6,336	6,230
Class C	.75%	.25%	8,910	8,274
			$ 24,067	$ 19,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,443
Class T	1,268
Class C*	40
$ 3,751

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $937 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $35,155.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $604.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007A
From net investment income
Class A	$ -	$ 7,363
Class T	-	5,694
Class B	-	4,058
Class C	-	4,995
Dynamic Strategies	-	141,886
Institutional Class	-	6,717
Total	$ -	$ 170,713
From net realized gain
Class A	$ 8,672	$ 13,090
Class T	8,282	11,110
Class B	5,301	10,144
Class C	6,393	11,752
Dynamic Strategies	193,401	231,651
Institutional Class	8,770	10,967
Total	$ 230,819	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007A	Six months ended June 30, 2008	Year ended December 31, 2007A
Class A
Shares sold	375,399	163,734	$ 3,535,268	$ 1,624,963
Reinvestment of distributions	891	2,128	8,030	20,453
Shares redeemed	(23,335)	-	(219,161)	-
Net increase (decrease)	352,955	165,862	$ 3,324,137	$ 1,645,416
Class T
Shares sold	172,573	139,900	$ 1,629,706	$ 1,393,110
Reinvestment of distributions	826	1,749	7,437	16,804
Shares redeemed	(3,501)	-	(32,548)	-
Net increase (decrease)	169,898	141,649	$ 1,604,595	$ 1,409,914
Class B
Shares sold	24,980	126,797	$ 237,858	$ 1,267,319
Reinvestment of distributions	589	1,474	5,301	14,184
Shares redeemed	(157)	-	(1,489)	-
Net increase (decrease)	25,412	128,271	$ 241,670	$ 1,281,503
Class C
Shares sold	112,517	146,905	$ 1,057,371	$ 1,461,264
Reinvestment of distributions	675	1,705	6,078	16,383
Shares redeemed	(1,294)	-	(12,199)	-
Net increase (decrease)	111,898	148,610	$ 1,051,250	$ 1,477,647
Dynamic Strategies
Shares sold	7,429,076	2,984,859	$ 69,670,188	$ 29,128,984
Reinvestment of distributions	18,042	30,602	162,560	294,088
Shares redeemed	(1,133,114)	(36,952)	(10,625,794)	(357,083)
Net increase (decrease)	6,314,004	2,978,509	$ 59,206,954	$ 29,065,989
Institutional Class
Shares sold	283,281	137,083	$ 2,670,458	$ 1,367,175
Reinvestment of distributions	776	1,716	6,989	16,487
Shares redeemed	(9,041)	-	(85,290)	-
Net increase (decrease)	275,016	138,799	$ 2,592,157	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 63% means that 37% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Dynamic Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMRC and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMRC or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ADYS-USAN-0808
1.852692.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic StrategiesSM
Fund - Institutional Class

Semiannual Report

June 30, 2008

Institutional Class is a class
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 986.60	$ 3.21
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27
Class T
Actual	$ 1,000.00	$ 985.60	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Class B
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Class C
Actual	$ 1,000.00	$ 983.50	$ 6.90
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 7.02
Dynamic Strategies
Actual	$ 1,000.00	$ 987.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01
Institutional Class
Actual	$ 1,000.00	$ 988.70	$ 1.98
HypotheticalA	$ 1,000.00	$ 1,022.87	$ 2.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of June 30, 2008**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 18.7%	Domestic Equity 19.4%
Emerging Markets Equity 2.5%	Emerging Markets Equity 6.3%
High Yield Fixed-Income 5.2%	High Yield Fixed-Income 6.0%
International Equity 6.3%	International Equity 6.3%
Investment Grade Fixed-Income 22.2%	Investment Grade Fixed-Income 27.2%
Other 1.5%	Other 0.6%
Short-Term 14.2%	Short-Term 7.7%
Speciality* 29.4%	Speciality* 26.5%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's investments)**
As of June 30, 2007	As of December 31, 2007
Equities 56.9%	Equities 58.5%
Bonds 27.4%	Bonds 33.2%
Short-Term and Other 15.7%	Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 56.9%
	Shares	Value
Diversified Emerging Markets Funds - 2.1%
Fidelity Emerging Markets Fund (b)	25,151	$ 746,990
iShares MSCI Emerging Markets Index ETF	5,100	691,458
SPDR S&P BRIC 40 ETF	8,975	268,353
SPDR S&P Emerging Middle East & Africa ETF	7,500	488,475
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,195,276
Europe Stock Funds - 1.3%
Fidelity Europe Fund (b)	15,295	587,017
Market Vectors Russia ETF	10,644	577,118
SPDR S&P Emerging Europe ETF	3,300	215,820
TOTAL EUROPE STOCK FUNDS		1,379,955
Foreign Large Blend Funds - 1.3%
Fidelity Canada Fund (b)	6,791	432,382
iShares MSCI EAFE Index ETF	12,700	872,490
TOTAL FOREIGN LARGE BLEND FUNDS		1,304,872
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	94,998
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	28,737	364,959
Japan Stock Funds - 0.5%
Fidelity Japan Fund (b)	36,832	492,441
Large Blend Funds - 14.9%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	206,045	2,120,199
Fidelity Disciplined Equity Fund (b)	112,836	2,951,798
Fidelity Mega Cap Stock Fund (b)	342,213	3,391,332
Fidelity Select Consumer Staples Portfolio (b)	25,970	1,558,478
Fidelity Select Industrials Portfolio (b)	88,012	1,763,753
iShares Dow Jones US Consumer Services Sector Index ETF	7,400	404,780
PowerShares Buyback Achievers ETF	8,000	169,520
Rydex Russell Top 50 ETF	10,000	933,900
S&P Depositary Receipts Trust unit Series 1 ETF	16,800	2,147,040
TOTAL LARGE BLEND FUNDS		15,440,800
Equity Funds - continued
	Shares	Value
Large Growth Funds - 1.9%
Fidelity Blue Chip Growth Fund (b)	17,640	$ 698,546
Fidelity Select Consumer Discretionary Portfolio (b)	69,630	1,242,902
TOTAL LARGE GROWTH FUNDS		1,941,448
Latin America Stock Funds - 1.1%
Fidelity Latin America Fund (b)	6,523	435,742
iShares MSCI Brazil Index ETF	7,400	662,966
TOTAL LATIN AMERICA STOCK FUNDS		1,098,708
Mid-Cap Blend Funds - 1.6%
Fidelity Leveraged Company Stock Fund (b)	15,769	546,250
Fidelity Select Defense & Aerospace Portfolio (b)	7,783	507,071
iShares Dow Jones U.S. Home Construction Index ETF	31,800	454,104
Market Vectors Environmental Services ETF	3,300	172,821
TOTAL MID-CAP BLEND FUNDS		1,680,246
Pacific Asia ex-Japan Stock Funds - 1.4%
Fidelity China Region Fund (b)	13,683	360,409
iPath MSCI India Index ETN (a)	6,110	320,958
iShares MSCI Australia Index ETF	6,550	174,820
iShares MSCI Hong Kong Index ETF	10,200	172,686
iShares MSCI South Korea Index ETF	2,783	142,434
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Taiwan Index ETF	9,200	129,996
SPDR S&P China ETF	2,300	155,480
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,456,783
Small Growth Funds - 0.3%
PowerShares Cleantech ETF (a)	9,455	315,513
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	12,006	488,523
Equity Funds - continued
	Shares	Value
Specialty Funds - Financial - 3.1%
Fidelity Select Financial Services Portfolio (b)	32,134	$ 2,184,773
iShares Dow Jones U.S. Regional Banks Index ETF	12,600	334,908
iShares Dow Jones US Broker-Dealers Index ETF	9,800	326,830
iShares Dow Jones US Financial Sector Index ETF	4,900	332,661
TOTAL SPECIALTY FUNDS - FINANCIAL		3,179,172
Specialty Funds - Health - 3.0%
Fidelity Select Biotechnology Portfolio (a)(b)	9,336	608,821
Fidelity Select Health Care Portfolio (b)	17,415	1,803,530
SPDR S&P Biotech ETF	11,521	662,458
TOTAL SPECIALTY FUNDS - HEALTH		3,074,809
Specialty Funds - Natural Resources - 13.9%
Claymore Oil Sands Sector ETF	6,342	185,715
Claymore S&P Global Water Index ETF	11,000	260,150
Fidelity Select Energy Portfolio (b)	32,782	2,492,743
Fidelity Select Energy Services Portfolio (b)	5,285	620,582
Fidelity Select Materials Portfolio (b)	9,829	605,347
Fidelity Select Natural Gas Portfolio (b)	13,336	748,659
First Trust ISE Water Index Fund	8,300	182,351
First Trust ISE-Revere Natural Gas Index Fund ETF	12,300	387,450
GreenHaven Continuous Commodity Index ETF (a)	17,500	645,225
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	25,000	490,509
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	11,200	511,134
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	4,700	404,999
iShares S&P North American Natural Resources Sector Index ETF	309	47,336
Market Vectors Coal ETF (a)	7,607	441,206
Market Vectors Global Alternative Energy ETF	5,700	291,555
Market Vectors Nuclear Energy ETF	2,258	77,246
Market Vectors Solar Energy ETF (a)	3,200	123,808
Market Vectors Steel ETF	2,650	280,582
PowerShares Global Clean Energy ETF	8,100	222,507
PowerShares Global Water ETF	17,000	366,010
PowerShares Water Resources Portfolio ETF	13,800	287,040
PowerShares WilderHill Clean Energy ETF	13,100	258,070
PowerShares WilderHill Progressive Energy ETF	8,000	234,720
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - continued
SPDR Oil & Gas Equipment & Services ETF	8,600	$ 439,202
SPDR S&P Oil & Gas Exploration & Production ETF	5,800	406,000
United States 12 Month Oil Fund LP ETF (a)	9,999	839,216
United States Natural Gas Fund LP ETF (a)	22,000	1,381,820
United States Oil Fund LP ETF (a)	10,000	1,136,000
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		14,367,182
Specialty Funds - Precious Metals - 1.1%
Fidelity Select Gold Portfolio (b)	11,643	506,688
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	13,900	278,450
Market Vectors Gold Miners ETF	6,924	335,329
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,120,467
Specialty Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF	6,700	440,860
Fidelity International Real Estate Fund (b)	32,869	356,957
Fidelity Real Estate Income Fund (b)	44,647	425,044
Fidelity Real Estate Investment Portfolio (b)	16,790	428,147
iShares FTSE NAREIT Residential Index ETF	3,000	115,350
SPDR DJ Wilshire Global Real Estate ETF	3,000	131,850
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,898,208
Specialty Funds - Technology - 3.8%
Fidelity Select Software & Computer Services Portfolio (a)(b)	6,042	427,004
Fidelity Select Technology Portfolio (a)(b)	35,197	2,409,961
iShares Dow Jones US Technology Sector Index ETF	14,000	759,220
SPDR S&P Semiconductor ETF	7,700	323,400
TOTAL SPECIALTY FUNDS - TECHNOLOGY		3,919,585
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	16,645	1,035,803
iShares S&P Global Infrastructure Index ETF	4,000	177,160
iShares S&P Global Utilities Sector Index ETF	6,600	427,614
SPDR FTSE Macquarie Global Infrastructure 100 ETF	10,700	619,851
TOTAL SPECIALTY FUNDS - UTILITIES		2,260,428
Equity Funds - continued
	Shares	Value
World Stock Funds - 0.7%
iShares S&P Global Consumer Staples Sector Index ETF	5,287	$ 294,909
Market Vectors Agribusiness ETF	7,643	471,038
TOTAL WORLD STOCK FUNDS		765,947
TOTAL EQUITY FUNDS (Cost $60,315,621)		58,840,320
Fixed-Income Funds - 27.4%

Bank Loan Funds - 1.5%
Fidelity Floating Rate High Income Fund (b)	164,395	1,545,315
Conservative Allocation Funds - 2.6%
Fidelity Strategic Real Return Fund (b)	253,141	2,675,700
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (b)	160,691	2,291,454
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (b)	183,569	1,534,639
Inflation-Protected Bond Funds - 8.6%
Fidelity Inflation Protected Bond Fund (b)	787,451	8,921,820
Intermediate-Term Bond Funds - 11.0%
Fidelity Investment Grade Bond Fund (b)	1,341,342	9,335,741
iShares Lehman Aggregate Bond ETF	20,000	2,008,000
TOTAL INTERMEDIATE-TERM BOND FUNDS		11,343,741
TOTAL FIXED-INCOME FUNDS (Cost $28,542,837)		28,312,669
Other - 1.5%

World Bond Funds - 1.5%
CurrencyShares Australian Dollar Trust ETF	1,018	98,206
CurrencyShares Canadian Dollar Trust ETF	898	88,184
CurrencyShares Euro Trust ETF	269	42,459
CurrencyShares Japanese Yen Trust ETF (a)	821	77,125
CurrencyShares Mexican Peso Trust ETF	560	54,566
CurrencyShares Swiss Franc Trust ETF	575	56,344
PowerShares DB US Dollar Index Bearish ETF	1,558	45,883
Other - continued
	Shares	Value
World Bond Funds - continued
SPDR DB International Government Inflation-Protected Bond ETF	11,500	$ 700,580
WisdomTree Dreyfus Brazilian Real ETF (a)	5,400	143,586
WisdomTree Dreyfus Chinese Yuan ETF (a)	5,400	137,916
WisdomTree Dreyfus Indian Rupee ETF (a)	5,400	131,112
TOTAL OTHER (Cost $1,552,598)		1,575,961
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.48%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,535,000)	$ 2,535,000	2,535,000
Short-Term Funds - 11.7%
	Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $12,113,728)	12,113,728	12,113,728
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $105,059,784)		$ 103,377,678
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,535,000 due 7/01/08 at 1.48%
BNP Paribas Securities Corp.	$ 539,327
Goldman, Sachs & Co.	243,196
ING Financial Markets LLC	917,719
Merrill Lynch Government Securities, Inc.	834,758
$ 2,535,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 2,205,234	$ 949	$ -	$ 2,120,199
Fidelity Blue Chip Growth Fund	444,481	431,850	132,914	-	698,546
Fidelity Canada Fund	169,084	249,810	8,132	-	432,382
Fidelity China Region Fund	142,380	265,421	8,747	-	360,409
Fidelity Disciplined Equity Fund	717,241	2,444,851	31,405	-	2,951,798
Fidelity Emerging Markets Fund	297,782	526,523	17,495	-	746,990
Fidelity Europe Fund	345,247	345,883	75,394	-	587,017
Fidelity Floating Rate High Income Fund	609,666	965,268	21,870	27,284	1,545,315
Fidelity High Income Fund	607,690	979,517	21,884	39,460	1,534,639
Fidelity Inflation Protected Bond Fund	3,642,705	5,216,858	35,939	46,327	8,921,820
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	15,083,571	4,573,690	77,434	12,113,728
Fidelity International Real Estate Fund	280,906	150,707	2,324	-	356,957
Fidelity International Small Cap Opportunities Fund	137,234	265,409	8,746	-	364,959
Fidelity Investment Grade Bond Fund	3,981,503	5,643,735	38,526	156,195	9,335,741
Fidelity Japan Fund	339,403	338,310	170,270	-	492,441
Fidelity Latin America Fund	148,712	266,295	8,748	-	435,742
Fidelity Leveraged Company Stock Fund	175,313	339,832	10,711	-	546,250
Fidelity Mega Cap Stock Fund	248,246	3,479,053	19,797	-	3,391,332
Fidelity New Markets Income Fund	917,387	1,459,004	25,333	45,985	2,291,454
Fidelity Real Estate Income Fund	299,331	159,822	2,325	8,361	425,044
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Real Estate Investment Portfolio	$ 277,123	$ 151,127	$ 2,322	$ 1,174	$ 428,147
Fidelity Select Biotechnology Portfolio	337,279	350,035	75,399	-	608,821
Fidelity Select Consumer Discretionary Portfolio	461,775	966,344	21,427	-	1,242,902
Fidelity Select Consumer Staples Portfolio	524,718	1,186,291	26,638	142	1,558,478
Fidelity Select Defense & Aerospace Portfolio	344,605	387,454	75,397	881	507,071
Fidelity Select Energy Portfolio	662,466	1,572,043	33,559	199	2,492,743
Fidelity Select Energy Services Portfolio	185,066	351,819	8,138	-	620,582
Fidelity Select Financial Services Portfolio	988,074	1,887,108	40,537	1,214	2,184,773
Fidelity Select Gold Portfolio	156,080	335,769	8,132	-	506,688
Fidelity Select Health Care Portfolio	631,545	1,395,956	29,736	1,227	1,803,530
Fidelity Select Industrials Portfolio	607,200	1,310,271	28,831	1,102	1,763,753
Fidelity Select Materials Portfolio	176,730	412,175	8,637	-	605,347
Fidelity Select Natural Gas Portfolio	16,861	683,538	49,842	-	748,659
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	59,918	-	427,004
Fidelity Select Technology Portfolio	852,533	1,793,003	38,922	-	2,409,961
Fidelity Select Telecommunications Portfolio	189,360	379,159	8,159	749	488,523
Fidelity Select Utilities Growth Portfolio	183,689	865,999	16,071	-	1,035,803
Fidelity Strategic Real Return Fund	1,072,188	1,538,539	41,242	19,631	2,675,700
Total	$ 23,137,681	$ 56,556,759	$ 5,788,106	$ 427,365	$ 71,761,248
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 103,377,678	$ 100,842,678	$ 2,535,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,535,000) - See accompanying schedule:
Unaffiliated Underlying Funds (cost $27,952,825)	$ 29,081,430
Affiliated Underlying Funds (cost $74,571,959)	71,761,248
Unaffiliated issuers (cost $2,535,000)	2,535,000
Total Investments (cost $105,059,784)		$ 103,377,678
Cash		310,651
Receivable for investments sold		1,131,686
Receivable for fund shares sold		666,727
Dividends receivable		107,341
Total assets		105,594,083

Liabilities
Payable for investments purchased	$ 2,154,707
Payable for fund shares redeemed	122,494
Accrued management fee	33,063
Distribution fees payable	5,087
Total liabilities		2,315,351

Net Assets		$ 103,278,732
Net Assets consist of:
Paid in capital		$ 104,284,895
Undistributed net investment income		430,505
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		244,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,681,529)
Net Assets		$ 103,278,732

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,888,135 ÷ 518,817 shares)	$ 9.42

Maximum offering price per share (100/94.25 of $9.42)	$ 9.99
Class T: Net Asset Value and redemption price per share ($2,931,304 ÷ 311,547 shares)	$ 9.41

Maximum offering price per share (100/96.50 of $9.41)	$ 9.75
Class B: Net Asset Value and offering price per share ($1,442,892 ÷ 153,683 shares)A	$ 9.39

Class C: Net Asset Value and offering price per share ($2,445,352 ÷ 260,508 shares)A	$ 9.39

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($87,666,666 ÷ 9,292,513 shares)	$ 9.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,904,383 ÷ 413,815 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends From underlying funds:
Unaffiliated		$ 134,197
Affiliated		427,365
Interest		29,435
Total income		590,997

Expenses
Management fee	$ 173,644
Distribution fees	24,067
Independent trustees' compensation	127
Miscellaneous	15
Total expenses before reductions	197,853
Expense reductions	(35,759)	162,094
Net investment income (loss)		428,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	168,507
Affiliated	(135,157)
Investment not meeting investment restrictions	1,181
Foreign currency transactions	(655)
Realized gain distributions from underlying affiliated funds	245,215
Total net realized gain (loss)		279,091
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,914)
Assets and liabilities in foreign currencies	577
Total change in net unrealized appreciation (depreciation)		(722,337)
Net gain (loss)		(443,246)
Net increase (decrease) in net assets resulting from operations		$ (14,343)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 428,903	$ 172,315
Net realized gain (loss)	279,091	485,304
Change in net unrealized appreciation (depreciation)	(722,337)	(959,192)
Net increase (decrease) in net assets resulting from operations	(14,343)	(301,573)
Distributions to shareholders from net investment income	-	(170,713)
Distributions to shareholders from net realized gain	(230,819)	(288,714)
Total distributions	(230,819)	(459,427)
Share transactions - net increase (decrease)	68,020,763	36,264,131
Total increase (decrease) in net assets	67,775,601	35,503,131

Net Assets
Beginning of period	35,503,131	-
End of period (including undistributed net investment income of $430,505 and undistributed net investment income of $1,602, respectively)	$ 103,278,732	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.13)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.42	$ 9.59
Total Return B, C, D	(1.34)%	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	1.05%A	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,888	$ 1,591
Portfolio turnover rateF	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.18)	(.35)
Total from investment operations	(.14)	(.29)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.12)
Net asset value, end of period	$ 9.41	$ 9.59
Total Return B, C, D	(1.44)%	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A
Expenses net of all reductions	.90%A	.90%A
Net investment income (loss)	.80%A	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,931	$ 1,358
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.98)%
Ratios to Average Net Assets G,I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443	$ 1,231
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.05
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.16)	(.30)
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.11)
Net asset value, end of period	$ 9.39	$ 9.59
Total ReturnB, C, D	(1.65)%	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A
Expenses net of all reductions	1.40%A	1.40%A
Net investment income (loss)	.30%A	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,445	$ 1,425
Portfolio turnover rate F	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dynamic Strategies

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	(.18)	(.34)
Total from investment operations	(.12)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.43	$ 9.59
Total ReturnB, C	(1.23)%	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	.40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,667	$ 28,567
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Year ended December 31,

(Unaudited)

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.06	.07
Net realized and unrealized gain (loss)	(.17)	(.35)
Total from investment operations	(.11)	(.28)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.04)	(.13)
Net asset value, end of period	$ 9.44	$ 9.59
Total ReturnB, C	(1.13)%	(2.81)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50%A	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A
Expenses net of all reductions	.40%A	40%A
Net investment income (loss)	1.30%A	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,331
Portfolio turnover rateE	51%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments in affiliated Underlying Funds are valued at their net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,396,024
Unrealized depreciation	(5,129,562)
Net unrealized appreciation (depreciation)	$ (1,733,538)
Cost for federal income tax purposes	$ 105,111,216

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities(including the affiliated Underlying Fund shares), other than short-term securities aggregated $84,508,385 and $17,156,914, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 3,683	$ 1,838
Class T	.25%	.25%	5,138	2,940
Class B	.75%	.25%	6,336	6,230
Class C	.75%	.25%	8,910	8,274
			$ 24,067	$ 19,282

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,443
Class T	1,268
Class C*	40
$ 3,751

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $937 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $35,155.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $604.

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8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007A
From net investment income
Class A	$ -	$ 7,363
Class T	-	5,694
Class B	-	4,058
Class C	-	4,995
Dynamic Strategies	-	141,886
Institutional Class	-	6,717
Total	$ -	$ 170,713
From net realized gain
Class A	$ 8,672	$ 13,090
Class T	8,282	11,110
Class B	5,301	10,144
Class C	6,393	11,752
Dynamic Strategies	193,401	231,651
Institutional Class	8,770	10,967
Total	$ 230,819	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007A	Six months ended June 30, 2008	Year ended December 31, 2007A
Class A
Shares sold	375,399	163,734	$ 3,535,268	$ 1,624,963
Reinvestment of distributions	891	2,128	8,030	20,453
Shares redeemed	(23,335)	-	(219,161)	-
Net increase (decrease)	352,955	165,862	$ 3,324,137	$ 1,645,416
Class T
Shares sold	172,573	139,900	$ 1,629,706	$ 1,393,110
Reinvestment of distributions	826	1,749	7,437	16,804
Shares redeemed	(3,501)	-	(32,548)	-
Net increase (decrease)	169,898	141,649	$ 1,604,595	$ 1,409,914
Class B
Shares sold	24,980	126,797	$ 237,858	$ 1,267,319
Reinvestment of distributions	589	1,474	5,301	14,184
Shares redeemed	(157)	-	(1,489)	-
Net increase (decrease)	25,412	128,271	$ 241,670	$ 1,281,503
Class C
Shares sold	112,517	146,905	$ 1,057,371	$ 1,461,264
Reinvestment of distributions	675	1,705	6,078	16,383
Shares redeemed	(1,294)	-	(12,199)	-
Net increase (decrease)	111,898	148,610	$ 1,051,250	$ 1,477,647
Dynamic Strategies
Shares sold	7,429,076	2,984,859	$ 69,670,188	$ 29,128,984
Reinvestment of distributions	18,042	30,602	162,560	294,088
Shares redeemed	(1,133,114)	(36,952)	(10,625,794)	(357,083)
Net increase (decrease)	6,314,004	2,978,509	$ 59,206,954	$ 29,065,989
Institutional Class
Shares sold	283,281	137,083	$ 2,670,458	$ 1,367,175
Reinvestment of distributions	776	1,716	6,989	16,487
Shares redeemed	(9,041)	-	(85,290)	-
Net increase (decrease)	275,016	138,799	$ 2,592,157	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 63% means that 37% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Dynamic Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2007. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2009.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMRC and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMRC or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ADYSI-USAN-0808
1.852684.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008